RELATED PARTY TRANSACTIONS (Details Narrative)			1 Months Ended	12 Months Ended
	Aug. 01, 2020 USD ($) ft²	Jan. 02, 2020 USD ($) ft²	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Aug. 02, 2020 USD ($) ft²
Related Party Transaction [Line Items]
Cost of revenue to related parties				$ 1,162,314	$ 1,301,180	$ 663,742
Accounts receivable related parties				2,765,146	2,744,024
Proceeds from receivables from related parties			$ 164,807
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties				1,272,384	1,094,855
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Related party debt				565,548	3,199,833	3,015,442
Linsun Smart Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²		8,460
Lease term		10 years
Lease description		Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years
Annual lease receivable		$ 230,000
Operating leases percentage		15.00%
Rental income				434,625	462,210	300,511
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	580
Lease term	10 years
Lease description	Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years
Annual lease receivable	$ 35,000
Operating leases percentage	15.00%
Rental income				10,952	78,251	52,796
Guangdong Dogness Biotechnology Co., Ltd., [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²							50
Lease term							10 years
Annual lease receivable							$ 1,726
Gongdong Technology [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Rental income				$ 1,584	$ 1,706	$ 1,661